Income Taxes - Schedule of Company's Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards		$ 45,600,000	$ 38,929,000
Tax credit		4,989,000	4,388,000
Other reserves and accrued expenses		1,105,000	1,440,000
Lease liability		110,000	194,000
Depreciation		66,000	60,000
Share-based compensation		736,000	636,000
Capitalized R&E Sec 174		9,533,000	6,688,000
Other		(62,000)	2,000
Gross deferred tax assets		62,077,000	52,337,000
Valuation allowance		(60,937,000)	(51,225,000)
Net deferred tax assets		1,140,000	1,112,000
Deferred tax liabilities:
Right of use assets		(107,000)	(186,000)
Total deferred tax liabilities		(107,000)	(186,000)
Total net deferred tax assets	$ 1,069,000	1,033,000	926,000
BURTECH ACQUISITION CORP [Member]
Deferred tax assets:
Organizational costs/Startup expenses		475,133	287,868
Gross deferred tax assets		475,133	287,868
Valuation allowance		(475,133)	(287,868)
Deferred tax assets (liability)
Deferred tax assets (liability), net of allowance		$ 0	$ 0